Costs of services and general and administrative costs - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information About Operating Cost [line items]
Credits relating to the release of excess provisions and other balances	£ 16,900,000	£ 29,300,000	£ 19,300,000
Goodwill impairment	63,600,000	37,900,000	1,800,000
Amortisation and impairment of acquired intangible assets	727,900,000	62,100,000	97,800,000
Investment and other impairment charges/(reversals)	17,800,000	77,000,000.0	(42,400,000)
Impairments related to macro-economic factors		48,000,000.0
Impairments related to capitalized configuration and customization costs		29,000,000.0
Restructuring and transformation costs	195,500,000	218,800,000	175,400,000
Restructuring and transformation costs, IT Transformation Program	113,400,000	134,500,000	94,200,000
Restructuring and transformation costs in relation to the continuing restructuring plan	72,300,000	69,200,000	51,300,000
Property-related restructuring costs	232,500,000	18,000,000	0
Impairment loss, right of use assets	128,800,000
Impairment charges included within restructuring costs	55,800,000
Gains (losses) on disposals of investments	(7,100,000)	36,300,000	10,600,000
Losses on disposals of investments		36,300,000	10,600,000
(Gains)/losses on disposal of investments and subsidiaries	7,100,000
Gains (losses) on remeasurement of equity interests arising from change in scope of ownership	0	(66,500,000)	0
Gains on litigation settlements	11,000,000.0	0
Associates
Disclosure Of Information About Operating Cost [line items]
Amortisation and impairment of acquired intangible assets		200,000
Kantar
Disclosure Of Information About Operating Cost [line items]
Gains (losses) on disposals of investments	(18,100,000)
Astus Australia
Disclosure Of Information About Operating Cost [line items]
Gains (losses) on disposals of investments	11,000,000.0
Russian Interest
Disclosure Of Information About Operating Cost [line items]
Losses on disposals of investments		63,100,000
Res Publica
Disclosure Of Information About Operating Cost [line items]
(Gains)/losses on disposal of investments and subsidiaries		17,700,000
Mutual Mobile
Disclosure Of Information About Operating Cost [line items]
(Gains)/losses on disposal of investments and subsidiaries		9,400,000
XMKT
Disclosure Of Information About Operating Cost [line items]
Losses on disposals of investments			4,900,000
Imagina Spain
Disclosure Of Information About Operating Cost [line items]
Gains (losses) on remeasurement of equity interests arising from change in scope of ownership		(66,500,000)	0
Brand Names No Longer In Use
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		1,400,000	47,900,000
Brand Names No Longer In Use | Wunderman Thompson
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	430,800,000
Brand Names No Longer In Use | Y&R Brands
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	202,300,000
Brand names
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	650,100,000	1,400,000	47,900,000
ERP System
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	(52,300,000)	(96,800,000)	(62,200,000)
Transformation Costs
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	38,300,000	0	0
Covid-19 Pandemic
Disclosure Of Information About Operating Cost [line items]
Restructuring Costs Due To Covid Nineteen Pandemic	£ 9,800,000	£ 15,100,000	£ 29,900,000